Retirement Benefit Plans and Postretirement and Postemployment Benefit Obligations (Tables)	12 Months Ended
Dec. 28, 2014
Single-Employer Plan
Retirement Benefit Plans and Postretirement and Postemployment Benefit Obligations
Schedule of changes in benefit obligation and plan assets

        The following tables set forth the changes in benefit obligation and plan assets of this plan for the periods below (in thousands):

	Fiscal Year 2014	Fiscal Year 2013
Change in Benefit Obligation
Benefit obligation, beginning of period	$(165,796)	$(183,874)
Service cost	(1,099)	(1,311)
Interest cost	(8,480)	(7,973)
Actuarial (loss) gain	(43,059)	23,615
Benefits paid	4,218	3,747

Benefit obligation, end of period	$(214,216)	$(165,796)

	Fiscal Year 2014	Fiscal Year 2013
Change in Plan Assets
Fair value of plan assets, beginning of period	$123,039	$101,660
Actual return of plan assets, net of expenses	4,302	17,423
Employer contribution	10,760	7,703
Benefits paid	(4,218)	(3,747)

Fair value of plan assets, end of period	133,883	123,039

Funded status	(80,333)	(42,757)

Net amount recognized	$(80,333)	$(42,757)

Schedule of amounts before income tax recognized in the consolidated balance sheets and accumulated other comprehensive income

        Amounts before income tax effect recognized in the consolidated balance sheets consist of the following (in thousands):

	December 28, 2014	December 29, 2013
Postretirement and postemployment benefits	$(80,333)	$(42,757)

Net amount recognized	$(80,333)	$(42,757)

        Amounts before income tax effect recognized in accumulated other comprehensive income consist of the following (in thousands):

	December 28, 2014	December 29, 2013
Net actuarial (loss) gain	$(5,654)	$42,909

Accumulated other comprehensive (loss) income	$(5,654)	$42,909

Schedule of projected benefit obligation, accumulated benefit obligation and plan assets

        The following table shows the projected benefit obligation, the accumulated benefit obligation and the plan assets, in dollar amounts and as a percentage of the projected benefit obligation and the accumulated benefit obligation, respectively, as of each fiscal year-end (dollar amounts in thousands):

	December 28, 2014	December 29, 2013
Projected benefit obligation	$214,216	$165,796
Accumulated benefit obligation	210,556	162,940
Fair value of plan assets	133,883	123,039
Fair value of plan assets as a percentage of the projected benefit obligation	62.5%	74.2%
Fair value of plan assets as a percentage of the accumulated benefit obligation	63.6	75.5

Schedule of components of net periodic benefit cost

        The components included in the net periodic benefit cost and the increase in minimum liability included in other comprehensive (loss) income for the periods indicated are as follows (in thousands):

	Fiscal Year 2014	Fiscal Year 2013	November 15 Through December 30, 2012	January 2 Through November 14, 2012
	(Successor)	(Successor)	(Successor)	(Predecessor)
Service cost component	$1,099	$1,311	$175	$864
Interest cost component	8,480	7,973	989	6,842
Expected return on plan assets	(9,105)	(7,523)	(919)	(5,947)
Amortization of net actuarial (gain) loss	(699)	—	—	1,106

Net periodic benefit cost	$(225)	$1,761	$245	$2,865

Schedule of weighted-average assumptions used to determine benefit obligations and net periodic benefit cost

	December 28, 2014	December 29, 2013
Discount rate	4.25%	5.15%
Rate of compensation increase	2.50	2.50

	Fiscal Year 2014	Fiscal Year 2013	November 15 Through December 30, 2012	January 2 Through November 14, 2012
	(Successor)	(Successor)	(Successor)	(Predecessor)
Discount rate	5.15%	4.30%	4.10%	5.25%
Expected long-term return on plan assets	7.25	7.30	7.50	7.50
Rate of compensation increase	2.50	2.50	2.50	2.50

Schedule of plan asset allocation, target allocation and summary of plan assets measured at fair value

	Target Allocation 2015	December 28, 2014	December 29, 2013
Equity securities	60%	60%	64%
Debt securities	37	26	31
Cash and cash equivalents	3	14	5

Total	100%	100%	100%

        The following table summarizes plan assets measured at fair value on December 28, 2014 and December 29, 2013, respectively (in thousands):

December 28, 2014	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset category
Equity securities(1)	$79,995	$61,929	$18,066	$—
Debt securities(2)	35,467	17,527	17,495	445
Cash and cash equivalents(3)	18,421	18,271	150	—

Total	$133,883	$97,727	$35,711	$445

Schedule of Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

        The following table summarizes plan assets measured at fair value on December 28, 2014 and December 29, 2013, respectively (in thousands):

December 28, 2014	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset category
Equity securities(1)	$79,995	$61,929	$18,066	$—
Debt securities(2)	35,467	17,527	17,495	445
Cash and cash equivalents(3)	18,421	18,271	150	—

Total	$133,883	$97,727	$35,711	$445

December 29, 2013	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset category
Equity securities(1)	$78,773	$57,423	$21,350	$—
Debt securities(2)	37,786	22,233	15,060	493
Cash and cash equivalents(3)	6,480	6,480	—	—

Total	$123,039	$86,136	$36,410	$493

(1)

Equity securities include U.S. and foreign exchange traded common and preferred stocks and mutual funds. Common and preferred shares issued by U.S. and non-U.S. corporations are traded actively on exchanges and price quotes for these shares are readily available. Holdings of corporate stock are categorized as Level 1 investments. The securities categorized as Level 2 investments are American Depository Receipts. While these securities are traded in an active market, the trustee uses several observable market based inputs, such as exchange rates, to obtain the pricing of the securities.

(2)

Debt securities include the debt of the U.S. Treasury and U.S. and foreign corporate issuers. U.S. Treasury notes and bonds are actively traded and price quotes for these securities are readily available. Holdings of U.S. Treasury notes and bonds are categorized as Level 1 investments. Corporate bond securities of U.S. and foreign corporate issuers are valued by independent pricing sources using a variety of market sources and observed market movements. Holdings of U.S. and foreign corporate issuers debt securities are categorized as Level 2 investments. Infrequently traded corporate bonds and asset-backed securities, requiring valuation using observable as well as unobservable inputs, such as the estimation of the market manager for the security, are categorized as Level 3 investments.

(3)

Cash and cash equivalents include short-term U.S. government investment notes, short-term money market mutual funds, accrued income, cash held on account and a certificate of deposit. Cash held on account and short-term U.S. government investment notes (including accrued income thereon) for which there is an active market and daily pricing for the security are categorized as Level 1 investments. The certificate of deposit, which is not traded in the secondary market, is categorized as Level 2 investment.

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Ending balance at December 30, 2013	$493
Actual return on plan assets:
Assets held at end of year	(16)
Assets sold during the year	—
Purchases, sales and settlements	(32)
Transfers in and/or out of Level 3	—

Ending balance at December 28, 2014	$445

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Ending balance at December 30, 2012	$517
Actual return on plan assets:
Assets held at end of year	(12)
Assets sold during the year	—
Purchases, sales and settlements	(12)
Transfers in and/or out of Level 3	—

Ending balance at December 29, 2013	$493

Schedule of benefit payments expected to be paid

        The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid (in thousands):

2015	$5,373
2016	5,750
2017	6,076
2018	6,431
2019	6,948
2020 - 2024	41,621

Supplemental Executive Retirement Plan
Retirement Benefit Plans and Postretirement and Postemployment Benefit Obligations
Schedule of changes in benefit obligation and plan assets

        The following tables set forth the changes in benefit obligation and plan assets for each of the periods indicated (in thousands):

	Fiscal Year 2014	Fiscal Year 2013
Benefit obligation, beginning of period	$(29,943)	$(33,201)
Interest cost	(1,200)	(992)
Actuarial (loss) gain	(3,906)	2,346
Benefits paid	1,904	1,904

Benefit obligation, end of period	(33,145)	(29,943)

Employer contribution	1,904	1,904
Benefits paid	(1,904)	(1,904)

Fair value of plan assets, end of period	—	—

Funded status	(33,145)	(29,943)
Unrecognized net actuarial loss (gain)	1,075	(2,831)

Accrued benefit cost	$(32,070)	$(32,774)

Schedule of amounts before income tax recognized in the consolidated balance sheets and accumulated other comprehensive income

        Amounts before income tax effect recognized in the consolidated balance sheets consist of the following (in thousands):

	December 28, 2014	December 29, 2013
Other accrued liabilities	$(1,905)	$(1,905)
Postretirement and postemployment benefits	(31,240)	(28,038)

Net amount recognized	$(33,145)	$(29,943)

        Amounts before income tax effect recognized in accumulated other comprehensive (loss) income consist of the following (in thousands):

	December 28, 2014	December 29, 2013
Net actuarial (loss) gain	$(1,075)	$2,831

Accumulated other comprehensive (loss) income	$(1,075)	$2,831

Schedule of components of net periodic benefit cost

        The components included in the net periodic benefit cost for each of the periods indicated are as follows (in thousands):

	Fiscal Year 2014	Fiscal Year 2013	November 15 Through December 30, 2012	January 2 Through November 14, 2012
	(Successor)	(Successor)	(Successor)	(Predecessor)
Interest cost component	$1,200	$992	$121	$1,001
Amortization of actuarial losses	—	—	—	409

Net periodic benefit cost	$1,200	$992	$121	$1,410

Schedule of weighted-average assumptions used to determine benefit obligations and net periodic benefit cost

	December 28, 2014	December 29, 2013
Discount rate	3.42%	4.14%
Rate of compensation increase	N/A	N/A

	Fiscal Year 2014	Fiscal Year 2013	November 15 Through December 30, 2012	January 2 Through November 14, 2012
	(Successor)	(Successor)	(Successor)	(Predecessor)
Discount rate	4.14%	3.17%	3.02%	3.85%
Rate of compensation increase	N/A	N/A	N/A	N/A

Schedule of benefit payments expected to be paid

        The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid (in thousands):

Fiscal Year:
2015	$1,904
2016	1,920
2017	1,920
2018	1,993
2019	1,993
2020 - 2024	12,392

Postretirement health care plan
Retirement Benefit Plans and Postretirement and Postemployment Benefit Obligations
Schedule of changes in benefit obligation and plan assets

        The reconciliation of benefit obligation and plan assets for 2014 and 2013 are aggregated as follows (in thousands):

	Fiscal Year 2014	Fiscal Year 2013
Change in Benefit Obligation
Benefit obligation, beginning of period	$(13,854)	$(15,397)
Service cost	(314)	(334)
Interest cost	(652)	(597)
Plan participants' contributions	(419)	(377)
Actuarial (loss) gain	(1,690)	1,710
Benefits paid	1,105	1,141

Benefit obligation, end of period	(15,824)	(13,854)

Change in Plan Assets
Employer contribution	686	764
Plan participants' contributions	419	377
Benefits paid	(1,105)	(1,141)

Fair value of plan assets, end of period	—	—

Funded status	(15,824)	(13,854)

Net amount recognized	$(15,824)	$(13,854)

Schedule of amounts before income tax recognized in the consolidated balance sheets and accumulated other comprehensive income

        Amounts before income tax effect recognized in the consolidated balance sheets consist of the following (in thousands):

	December 28, 2014	December 29, 2013
Other accrued liabilities	$(823)	$(905)
Postretirement and postemployment benefits	(15,001)	(12,949)

Net amount recognized	$(15,824)	$(13,854)

        Amounts before income tax effect recognized in accumulated other comprehensive (loss) income consist of the following (in thousands):

	December 28, 2014	December 29, 2013
Net actuarial gain	$123	$1,878

Accumulated other comprehensive income	$123	$1,878

Schedule of components of net periodic benefit cost

        The components included in the postretirement benefit cost for each of the periods indicated are as follows (in thousands):

	Fiscal Year 2014	Fiscal Year 2013	November 15 Through December 30, 2012	January 2 Through November 14, 2012
	(Successor)	(Successor)	(Successor)	(Predecessor)
Service cost component	$314	$334	$44	$229
Interest cost component	652	597	77	587
Prior service credit	—	—	—	(36)
Amortization of net actuarial gain	(65)	—	—	—

Net periodic benefit cost	$901	$931	$121	$780

Schedule of health care cost trend assumptions

	2014	2013	2012
Health care cost trend rate assumed for next year	8.00%	8.50%	9.00%
Rate to which the cost trend rate is assumed to decline (ultimate trend rate)	5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2020	2020	2020

Schedule of effects of one-percentage-point change in assumed health care cost trend rates

A one-percentage-point change in the assumed health care cost trend rates would have the following effects (in thousands):

	1-Percentage Point Increase	1-Percentage Point Decrease
Effect on total service and interest cost components of net periodic expense	$5	$(7)
Effect on accumulated postretirement benefit obligation	$79	$(107)

Schedule of benefit payments expected to be paid

        The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid (in thousands):

Fiscal Year:
2015	$784
2016	802
2017	832
2018	876
2019	917
2020 - 2024	4,893